SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 22,399	$ 10,866
Cash flows	(102)	11,378
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	739	357
Foreign currency translation	210	(9)
Fair value	(49)	(19)
Held for sale	0	(305)
Other changes	579	131
Balance at end of year	$ 23,776	$ 22,399